Derivative Instruments (Details) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2012
Estimated Fair Value
Interest rate swaps, assets	$ 1,283
Interest rate swaps, liabilities	(6,327)
Accrued Interest
Total derivative instruments	1,000
Interest rate swaps | Derivative instruments not accounted as hedges under GAAP
Notional Amount
Interest rate swaps, assets	89,000
Interest rate swaps, liabilities	926,500
Total derivative instruments	1,015,500
Estimated Fair Value
Interest rate swaps, assets	1,283
Interest rate swaps, liabilities	(6,327)
Total derivative instruments	(5,044)
Accrued Interest
Interest rate swaps, assets	95
Interest rate swaps, liabilities	627
Total derivative instruments	$ 722